DISCONTINUED OPERATIONS - Assets and liabilities of discontinued operations (Details) $ in Thousands	Dec. 31, 2023 USD ($)
ASSETS
Cash and cash equivalents	$ 33
Held for sale | Mining pool operation
ASSETS
Cash and cash equivalents	33
Accounts receivable, net	1,115
Prepayments and other current assets	101
Cryptocurrency assets	12,553
Property and equipment, net	4
Intangible assets, net	7
Current assets of discontinued operations	13,813
LIABILITIES
Accounts payable	27,250
Accrued payroll and welfare payable	119
Accrued expenses and other current liabilities	236
Total current liabilities	$ 27,605